Commitments and Contingencies	12 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Other than a residential apartment building lease with a lease term of 5 years that the Company entered into during 2019 as below, the Company did not have significant commitments, long-term obligations, or guarantees as of September 30, 2021 and 2020.

Operating lease

The future aggregate minimum lease payments under the non-cancellable residential apartment building operating lease are as follows:

2022	$269,248
2023	274,633
2024	256,355
Total future minimum lease payments	$800,236
Less: imputed interest	(78,942)
Total operating lease liability	$721,294
Less: operating lease liability - current	259,297
Total operating lease liability – non current	$461,997

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated business, financial position, cash flows or results of operations taken as a whole. As of September 30, 2021, the Company is not a party to any material legal or administrative proceedings.